Profit (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Profit (Loss) Per Share [Abstract]
Schedule of Basic and Diluted

Basic

	Year ended December 31
	2025	2024	2023
Profit (loss) from continuing operations (U.S. dollars in thousands)	963	5,780	(5,607)
The weighted average of the number of ordinary shares in issue (in thousands)	70,827	66,438	41,435
Basic profit (loss) per share from continuing operations (U.S. dollar)	0.01	0.09	(0.14)

Diluted

	Year ended December 31
	2025	2024	2023
Profit (loss) from continuing operations, used in computation of basic profit (loss) per share (U.S. dollars in thousands)	963	5,780	(5,607)
Adjustments (U.S. dollars in thousands)	-	-	-
	963	5,780	(5,607)

The weighted average of the number of ordinary shares in issue used in computation of basic profit (loss) per share from continuing operations (in thousands)	70,827	66,438	41,435
Adjustments (in thousands):
Options and RSUs	3,612	4,135	-
Warrants in connection with public and private offerings	-	1,303	-
	74,439	71,876	41,435
Diluted profit (loss) per share from continuing operations (U.S. dollar)	0.01	0.08	(0.14)